EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
Employee Benefit Plans

Pension plan. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees and uses a December 31 measurement date for the plan.

For all years presented, plan assets were primarily invested in equity mutual funds and fixed income mutual funds. The pension plan does not directly own any shares of First Financial common stock or any other First Financial security or product.

The investment objective of the Plan is to structure the assets to, as much as feasible, mirror the liabilities of the Plan. The Plan's asset allocation includes both equity and fixed income assets, with the aim to use the fixed income component to match the identified near and long-term plan distributions and the equity component to generate growth of capital to meet other future Plan liabilities. The determination of the overall expected long-term return on plan assets was based on the composition of plan assets and a consensus of estimates from similarly managed portfolios of expected future returns.

As a result of the plan’s updated actuarial projections for 2016, First Financial recorded income related to its pension plan of $1.2 million for 2016, $1.0 million for 2015 and $1.1 million for 2014. First Financial made no cash contributions to the pension plan in 2016, 2015 or 2014.

The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2016	2015
Change in benefit obligation
Benefit obligation at beginning of year	$60,664	$59,780
Service cost	5,034	4,807
Interest cost	2,262	2,120
Actuarial gain (loss)	142	(1,017)
Benefits paid, excluding settlement	(5,373)	(5,026)
Benefit obligation at end of year	62,729	60,664

Change in plan assets
Fair value of plan assets at beginning of year	125,714	133,326
Actual return on plan assets	10,670	(2,586)
Benefits paid, excluding settlement	(5,373)	(5,026)
Fair value of plan assets at end of year	131,011	125,714

Amounts recognized in the Consolidated Balance Sheets
Assets	68,282	65,050
Liabilities	0	0
Net amount recognized	$68,282	$65,050

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$38,278	$40,770
Net prior service cost	(2,334)	(2,747)
Deferred tax assets	(13,141)	(13,975)
Net amount recognized	$22,803	$24,048

Change in accumulated other comprehensive income (loss)	$(1,245)	$6,144

Accumulated benefit obligation	$61,909	$60,040

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2016	2015	2014
Service cost	$5,034	$4,807	$4,119
Interest cost	2,262	2,120	2,388
Expected return on assets	(9,644)	(9,444)	(9,055)
Amortization of prior service cost	(413)	(413)	(413)
Recognized net actuarial loss	1,608	1,888	1,824
Net periodic benefit (income) cost	(1,153)	(1,042)	(1,137)

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	(884)	11,014	5,058
Prior service cost	0	0	0
Amortization of prior service cost	413	413	413
Amortization of gain	(1,608)	(1,888)	(1,824)
Total recognized in accumulated other comprehensive income (loss)	(2,079)	9,539	3,647
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$(3,232)	$8,497	$2,510

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of (gain) loss	$1,754	$1,642	$1,780
Amortization of prior service credit	(413)	(413)	(413)

Assumptions
	December 31,
	2016	2015	2014
Benefit obligations
Discount rate	3.88%	4.05%	3.76%
Rate of compensation increase	3.50%	3.50%	3.50%

Net periodic benefit cost
Discount rate	4.05%	3.76%	4.62%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%	3.50%

The fair value of the plan assets as of December 31, 2016 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$190	$190	$0	$0
U. S. Government agencies	6,026	0	6,026	0
Fixed income mutual funds	66,483	66,483	0	0
Equity mutual funds	58,311	58,311	0	0
Total	$131,010	$124,984	$6,026	$0

The fair value of the plan assets as of December 31, 2015 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$181	$181	$0	$0
U. S. Government agencies	6,573	6,573	0	0
Fixed income mutual funds	63,885	63,885	0	0
Equity mutual funds	55,075	55,075	0	0
Total	$125,714	$125,714	$0	$0

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. See Note 20 – Fair Value Disclosures for further information related to the framework for measuring fair value and the fair value hierarchy.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2017	$4,081
2018	4,421
2019	4,143
2020	5,127
2021	5,660
Thereafter	27,515

401(k) thrift plan. First Financial sponsors a defined contribution 401(k) thrift plan which covers substantially all employees. Employees may contribute up to 50.0% of their earnings into the plan, not to exceed applicable limitations prescribed by the Internal Revenue Service. First Financial contributions to the 401(k) plan are discretionary. First Financial measures the Company's performance compared to its identified peer group in determining whether to recommend a Company contribution, with the amount of the recommended contribution not to exceed 3% of the employee's annual earnings. All First Financial contributions vest immediately. First Financial recorded $0.8 million of expense related to the Company's contributions to the 401(k) plan during the year ended December 31, 2016. There were no expenses recorded related to Company contributions to the 401(k) plan during 2015 or 2014.

Bank-owned life insurance. First Financial purchases life insurance policies on the lives of certain employees and is the owner and beneficiary of the policies. The Bank invests in these policies to provide an efficient form of funding for long-term retirement and other employee benefits costs. The policies are included within Accrued interest and other assets in the Consolidated Balance Sheets at each policy’s respective cash surrender value less surrender charges, with changes recorded in other noninterest income in the Consolidated Statements of Income. The carrying value of bank-owned life insurance policies was $98.5 million and $98.3 million at December 31, 2016, and 2015, respectively.